Preferred and Common Stock - Common Stock and Puttable Common Stock (Details) $ in Thousands	2 Months Ended	10 Months Ended	11 Months Ended	12 Months Ended
	Feb. 28, 2018 USD ($)	Nov. 09, 2018	Dec. 13, 2018 shares	Dec. 31, 2019 USD ($) shares	Dec. 31, 2018
Merger Agreement with Navios Midstream
Common Stock
Business Acquisition, Effective Date of Acquisition					Dec. 13, 2018
Common Stock | Reverse stock split
Common Stock
Reverse stock split, Conversion ratio		15
Description of the reverse stock split				On November 9, 2018, the Stockholders of Navios Acquisition approved a one-for-15 reverse stock split of all outstanding shares of common stock of the Company which was effected on November 14, 2018. The effect of the reverse stock split was to combine each 15 shares of outstanding common stock into one new share, with no change in authorized shares or par value per share, and to reduce the number of common stock shares outstanding from approximately 142.9 million shares to approximately 9.5 million shares.
Common Stock | Share repurchase program
Common Stock
Stock repurchase program, Authorized amount | $	$ 25,000
Stock Repurchase Program, Period in Force	2 years
Number of shares repurchased and cancelled | shares				735,251
Value of shares repurchased and cancelled | $				$ 7,493
Expiration date	Feb. 29, 2020
Common Stock | Merger Agreement with Navios Midstream
Common Stock
Business Acquisition, Number of shares issued | shares			3,683,284
Stock for units exchange ratio			0.42